S000004353 [Member] Investment Strategy - iShares U.S. Digital Infrastructure and Real Estate ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the S&P Data Center, Tower REIT and Communications Equipment Index (the “Underlying Index”), which measures the performance of stocks of U.S.-listed companies, as well as U.S.-listed American Depository Receipts of foreign companies from developed markets, involved in the ownership and management of data centers, telecommunication towers, and related equipment, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).
The Underlying Index is a subset of the S&P Developed Broad Market Index and includes securities with a minimum float-adjusted market capitalization (“FMC”) of $300 million and a three-month Median Daily Value Traded (“MDTV”) of $2 million. The Underlying Index may include large-, mid- or small-capitalization companies.
The Index Provider selects index constituents using a tiered approach consisting of Tier 1a, Tier 1b, and Tier 2, based on a company’s FactSet Revere Business Industry Classification System (“RBICS”) Focus Level 6 sub-industry, which defines each company’s primary line of business. The Index Provider selects companies which are classified within 17 sub-industries, which correspond with the following categories: Telecommunication Towers, Data Centers, Communications Equipment, Communications Semiconductors, and Data Storage Equipment.
SPDJI classifies Tier 1a and Tier 1b companies as those belonging to the sub-industries of the Telecommunication Towers and Data Centers categories, respectively. The Index Provider classifies Tier 2 companies as those belonging to the sub-industries of the Communications Equipment, Communications Semiconductors and Data Storage Equipment categories. If there are 50 or more stocks classified as Tier 1a and Tier 1b, then all of Tier 1a and Tier 1b stocks are selected for inclusion in the Underlying Index and the Index Provider does not look to Tier 2 companies. If less than 50 stocks are classified as Tier 1a and Tier 1b, the largest eligible Tier 2 stocks, determined by the Index Provider according to the company’s FMC, are selected until the total stocks in the Underlying Index are capped at 50.
The Index Provider requires the Tier 1a companies and Tier 1b companies, in aggregate, to have a minimum of 25% weight for each tier. Tier 2 companies may comprise up to 45% of the overall weight of the Underlying Index. Individual Tier 1a and Tier 1b securities are capped at 10%, and individual and Tier 2 securities are capped at 4.5%. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in December and rebalanced quarterly in March, June, and September.
As of March 31, 2026, the Underlying Index had 25 securities and a significant portion of the index constituents were represented by securities of companies in the real estate and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.